Pensions and Other Post-Employment Benefits - Summary of Defined Benefit and OPEB Plan Obligation and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DB Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	$ 14	$ 10
Past Service Costs - Curtailment and Plan Amendments	0	0
Interest Income	1	1
Re-measurements:
(Gains) Losses From Experience Adjustments	0	4
(Gains) Losses From Changes in Financial Assumptions	(3)	13
Return on Plan Assets Excluding Interest Income	11	10
Defined Benefit Pension and OPEB Asset (Liability) (2)	(13)	(24)
DB Pension Plan | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	202	172
Current Service Costs	14	10
Interest Income	9	9
Benefits Paid	(12)	(8)
Plan Participant Contributions	3	3
Re-measurements:
(Gains) Losses From Experience Adjustments	0	4
(Gains) Losses From Changes in Financial Assumptions	(3)	13
Exchange Rate Movements and Other	1	(1)
Defined Benefit Obligation, End of Year	214	202
DB Pension Plan | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	178	147
Interest Income	8	8
Benefits Paid	(12)	(7)
Plan Participant Contributions	3	3
Employer Contributions	11	18
Re-measurements:
Return on Plan Assets Excluding Interest Income	11	10
Exchange Rate Movements and Other	2	(1)
Fair Value of Plan Assets, End of Year	201	178
OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Costs	2	14
Past Service Costs - Curtailment and Plan Amendments	0	10
Interest Income	12	10
Re-measurements:
(Gains) Losses From Experience Adjustments	1	1
(Gains) Losses From Changes in Financial Assumptions	(6)	50
Return on Plan Assets Excluding Interest Income	0	0
Defined Benefit Pension and OPEB Asset (Liability) (2)	(252)	(249)
OPEB Plans | Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit Obligation, Beginning of Year	249	174
Current Service Costs	2	14
Interest Income	12	10
Benefits Paid	(9)	(9)
Plan Participant Contributions	0	0
Re-measurements:
(Gains) Losses From Experience Adjustments	1	1
(Gains) Losses From Changes in Financial Assumptions	(6)	50
Exchange Rate Movements and Other	3	(1)
Defined Benefit Obligation, End of Year	252	249
OPEB Plans | Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair Value of Plan Assets, Beginning of Year	0	0
Interest Income	0	0
Benefits Paid	(9)	(9)
Plan Participant Contributions	0	0
Employer Contributions	9	9
Re-measurements:
Return on Plan Assets Excluding Interest Income	0	0
Exchange Rate Movements and Other	0	0
Fair Value of Plan Assets, End of Year	$ 0	$ 0